Net fee and commissions expense	12 Months Ended
Dec. 31, 2019
Net fee and commissions expense
Net fee and commissions expense

Note 3. Net fee and commissions expense

Skr mn	2019	2018	2017
Fee and commissions earned were -related to(1):
Lending	1	5	3
Total	1	5	3

Commissions incurred were -related to(1):
Depot and bank fees	-8	-7	-6
Brokerage	-5	-4	-4
Other commissions incurred	-21	-26	-21
Total	-34	-37	-31
Net fee and commissions expense	-33	-32	-28
(1)	Skr -28 million (2018: Skr -28 million) includes financial assets and liabilities not measured at fair value through profit or loss.